STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	Jan. 26, 2022	Jun. 30, 2022	May 18, 2022	Jan. 29, 2022	Dec. 31, 2021
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Common stock shares issued		21,815,166			10,000
Common stock, shares outstanding		21,815,166			10,000
Warrants to purchase shares			10,220,193
Warrants exercise price			$ 0.001
Equity Private Placement [Member] | Accredited Investor [Member]
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Warrants to purchase shares	1,500,000
Warrants exercise price	$ 8.00
Stock issued during period shares new issues	1,500,000
Proceeds from issuance of private placement	$ 12,000,000
Equity Private Placement [Member] | Accredited Investor [Member] | Securities Purchase Agreement [Member]
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Warrants to purchase shares	1,500,000
Warrants exercise price	$ 8.00
Stock issued during period shares new issues	1,500,000
Proceeds from issuance of private placement	$ 12,000,000
Stock Distribution [Member]
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Common stock shares issued				18,805,243
Vinco Ventures Inc [Member]
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Equity method ownership percentage		100.00%			100.00%